Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) MMcf / Day	Dec. 31, 2022 USD ($) MMcf / Day	Dec. 31, 2021 USD ($) MMcf / Day	Dec. 31, 2020 USD ($) MMcf / Day
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd–Frank Act and the implementing rules under Item 402(v) of Regulation S-K, we are providing the following pay versus performance disclosure. For additional information concerning our executive compensation programs, please refer to our Compensation Discussion and Analysis above.

Pay Versus Performance Table

Year	Summary Compen- sation Table Total for PEO (Simões)	Compen-sation Actually Paid to PEO (Simões) (1)	Summary Compen- sation Table for PEO (Gentle)	Compensation Actually Paid to PEO (Gentle) (2)	Average Summary Compen-sation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On:		Net Income (5)	Upstream Production (Million Cubic Feet per Day) (6)
							Total Share- holder Return	Peer Group Total Share- holder Return (4)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2023	$ 1,176,362	($ 672,438)	N/A	N/A	$1,248,568	$ 302,605	10	126	($ 166,177,000)	198.6
2022	$ 4,393,840	$ 1,593,840	N/A	N/A	$ 3,363,296	$ 1,373,563	23	125	($ 49,810,000)	129.7
2021	$ 8,411,925	$ 12,054,325	N/A	N/A	$ 7,307,942	$ 11,629,863	42	104	($ 114,738,000)	39.2
2020	$ 2,900,746	$ 2,744,502	$ 2,232,757	($17,453,467)	$ 2,194,126	($ 4,371,049)	18	81	($ 210,696,000)	46.2

(1)	Octávio Simões was the Company’s principal executive officer, or PEO, for a portion of 2020 and all of 2021–2023. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Simões for each year covered in the Pay Versus Performance Table above (as reported in column (b) above) as compared to the amount reported as compensation actually paid, or CAP, to Mr. Simões for each such covered year (as reported in column (c) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by Mr. Simões.

	2020	2021	2022	2023

Summary Compensation Table total for Mr. Simões for the covered year	$ 2,900,746	$ 8,411,925	$ 4,393,840	$ 1,176,362
Less: Stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($ 2,221,200)	($ 0)	($ 0)	($ 0)
Plus: Fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$ 2,560,000	$ 0	$ 0	$ 0
Plus: Change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$ (240,000)	$ 3,600,000	($ 2,800,000)	($1,848,800)
Plus: Fair value of stock and option awards that are granted and vest in the covered fiscal year	$ 0	$ 0	$ 0	$ 0
Plus: Change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	$ (255,044)	$ 42,400	$ 0	$ 0
Less: Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($ 0)	($ 0)	($ 0)	($ 0)
Plus: The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$ 0	$ 0	$ 0	$ 0

	2020	2021	2022	2023

Compensation Actually Paid to Mr. Simões for the covered year	$ 2,744,502	$ 12,054,325	$ 1,593,840	($ 672,438)

(2)	Meg Gentle was the Company’s PEO for a portion of 2020. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Ms. Gentle for 2020 (as reported in column (d) above) as compared to the amount reported as compensation actually paid to Ms. Gentle for 2020 (as reported in column (e) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by Ms. Gentle.

2020

Summary Compensation Table total for Ms. Gentle for the covered year	$ 2,232,757
Less: Stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($ 0)
Plus: Fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$ 0
Plus: Change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	($ 19,500,000)
Plus: Fair value of stock and option awards that are granted and vest in the covered fiscal year	$ 0
Plus: Change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	($ 186,224)
Less: Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($ 0)
Plus: The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$ 0
Compensation Actually Paid to Ms. Gentle for the covered year	($ 17,453,467)

(3)	The following table contains a reconciliation of the average of the amounts reflected in the Summary Compensation Table for the NEOs (other than the PEOs) for each year covered in the Pay Versus Performance Table above (as reported in column (f) above) as compared to the amount reported as average compensation actually paid to the non-PEO NEOs for each such covered year (as reported in column (g) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by our non-PEO NEOs. The NEOs (other than the PEOs) whose compensation is used to calculate the average amounts in the Pay Versus Performance Table above are Daniel Belhumeur (2020–2023), Simon Oxley (2023 only), Khaled Sharafeldin (2020–2023), Charif Souki (2020–2023), Kian Granmayeh (2020–2023), and Keith Teague (2020 and 2021 only).

	2020	2021	2022	2023

Average of Summary Compensation Table Total for non-PEO named executive officers	$ 2,194,126	$ 7,307,942	$ 3,363,296	$ 1,248,568
Less: Average of stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($ 1,664,319)	($ 0)	($ 137,329)	($ 146,400)
Plus: Average of fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$ 1,644,971	$ 0	$ 73,476	$ 60,448
Plus: Average of the change in fair value as of the end of the covered fiscal year of stock and option awards granted in	($ 6,565,870)	$ 3,373,761	($ 1,517,545)	($ 345,992)

	2020	2021	2022	2023

any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year
Plus: Average of fair value of stock and option awards that are granted and vest in the covered fiscal year	$ 69,465	$ 0	$ 0	$ 48,800
Plus: Average of change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	($ 49,422)	$ 948,160	($ 408,333)	($ 420,000)
Less: Average of the fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($ 0)	($ 0)	($ 0)	($ 142,819)
Plus: The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$ 0	$ 0	$ 0	$ 0
Average Compensation Actually Paid to the non-PEO named executive officers for the covered year	($ 4,371,049)	$ 11,629,863	$ 1,373,563	$ 302,605

(4)	The peer group total shareholder return for each year in the table is calculated using the peer group we used to help determine executive pay for such year as disclosed in our relevant CD&A, adjusted to account for peers that were acquired during the relevant year. The peer group consisted of Cheniere Energy, Inc., Enterprise Products Partners L.P., Gibson Energy Inc. (2020 and 2021 only), Kinder Morgan, Inc., NextDecade Corporation, NuStar Energy L.P., ONEOK, Inc., Targa Resources Corp, The Williams Companies, Inc., APA Corporation, Continental Resources, Inc. (2021–2023 only), EQT Corporation, Range Resources Corporation, Southwestern Energy Company, WPX Energy, Inc. (2020 only), The AES Corporation, Dominion Energy, Inc., PPL Corporation, Sempra, Enlink Midstream (2022 and 2023 only), Comstock Resources, Inc. (2022 and 2023 only), and Devon Energy Corporation (2022 and 2023 only).

(5)	“Net Income” is the Company’s net income as reflected in our audited financial statements for the applicable fiscal year.

(6)	“Upstream Production” is the Company’s annual natural gas production (reported in million cubic feet per day) as reported in the Company’s Form 10-K for fiscal years 2020, 2021, 2022, and 2023, as applicable.

Company Selected Measure Name	Upstream Production
Peer Group Issuers, Footnote
(4)	The peer group total shareholder return for each year in the table is calculated using the peer group we used to help determine executive pay for such year as disclosed in our relevant CD&A, adjusted to account for peers that were acquired during the relevant year. The peer group consisted of Cheniere Energy, Inc., Enterprise Products Partners L.P., Gibson Energy Inc. (2020 and 2021 only), Kinder Morgan, Inc., NextDecade Corporation, NuStar Energy L.P., ONEOK, Inc., Targa Resources Corp, The Williams Companies, Inc., APA Corporation, Continental Resources, Inc. (2021–2023 only), EQT Corporation, Range Resources Corporation, Southwestern Energy Company, WPX Energy, Inc. (2020 only), The AES Corporation, Dominion Energy, Inc., PPL Corporation, Sempra, Enlink Midstream (2022 and 2023 only), Comstock Resources, Inc. (2022 and 2023 only), and Devon Energy Corporation (2022 and 2023 only).

Adjustment To PEO Compensation, Footnote
(1)	Octávio Simões was the Company’s principal executive officer, or PEO, for a portion of 2020 and all of 2021–2023. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Simões for each year covered in the Pay Versus Performance Table above (as reported in column (b) above) as compared to the amount reported as compensation actually paid, or CAP, to Mr. Simões for each such covered year (as reported in column (c) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by Mr. Simões.
	2020	2021	2022	2023

Summary Compensation Table total for Mr. Simões for the covered year	$ 2,900,746	$ 8,411,925	$ 4,393,840	$ 1,176,362
Less: Stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($ 2,221,200)	($ 0)	($ 0)	($ 0)
Plus: Fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$ 2,560,000	$ 0	$ 0	$ 0
Plus: Change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$ (240,000)	$ 3,600,000	($ 2,800,000)	($1,848,800)
Plus: Fair value of stock and option awards that are granted and vest in the covered fiscal year	$ 0	$ 0	$ 0	$ 0
Plus: Change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	$ (255,044)	$ 42,400	$ 0	$ 0
Less: Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($ 0)	($ 0)	($ 0)	($ 0)
Plus: The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$ 0	$ 0	$ 0	$ 0

	2020	2021	2022	2023

Compensation Actually Paid to Mr. Simões for the covered year	$ 2,744,502	$ 12,054,325	$ 1,593,840	($ 672,438)
(2)	Meg Gentle was the Company’s PEO for a portion of 2020. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Ms. Gentle for 2020 (as reported in column (d) above) as compared to the amount reported as compensation actually paid to Ms. Gentle for 2020 (as reported in column (e) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by Ms. Gentle.
2020

Summary Compensation Table total for Ms. Gentle for the covered year	$ 2,232,757
Less: Stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($ 0)
Plus: Fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$ 0
Plus: Change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	($ 19,500,000)
Plus: Fair value of stock and option awards that are granted and vest in the covered fiscal year	$ 0
Plus: Change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	($ 186,224)
Less: Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($ 0)
Plus: The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$ 0
Compensation Actually Paid to Ms. Gentle for the covered year	($ 17,453,467)

Non-PEO NEO Average Total Compensation Amount	$ 1,248,568	$ 3,363,296	$ 7,307,942	$ 2,194,126
Non-PEO NEO Average Compensation Actually Paid Amount	$ 302,605	1,373,563	11,629,863	(4,371,049)
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table contains a reconciliation of the average of the amounts reflected in the Summary Compensation Table for the NEOs (other than the PEOs) for each year covered in the Pay Versus Performance Table above (as reported in column (f) above) as compared to the amount reported as average compensation actually paid to the non-PEO NEOs for each such covered year (as reported in column (g) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by our non-PEO NEOs. The NEOs (other than the PEOs) whose compensation is used to calculate the average amounts in the Pay Versus Performance Table above are Daniel Belhumeur (2020–2023), Simon Oxley (2023 only), Khaled Sharafeldin (2020–2023), Charif Souki (2020–2023), Kian Granmayeh (2020–2023), and Keith Teague (2020 and 2021 only).
	2020	2021	2022	2023

Average of Summary Compensation Table Total for non-PEO named executive officers	$ 2,194,126	$ 7,307,942	$ 3,363,296	$ 1,248,568
Less: Average of stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($ 1,664,319)	($ 0)	($ 137,329)	($ 146,400)
Plus: Average of fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$ 1,644,971	$ 0	$ 73,476	$ 60,448
Plus: Average of the change in fair value as of the end of the covered fiscal year of stock and option awards granted in	($ 6,565,870)	$ 3,373,761	($ 1,517,545)	($ 345,992)

	2020	2021	2022	2023

any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year
Plus: Average of fair value of stock and option awards that are granted and vest in the covered fiscal year	$ 69,465	$ 0	$ 0	$ 48,800
Plus: Average of change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	($ 49,422)	$ 948,160	($ 408,333)	($ 420,000)
Less: Average of the fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($ 0)	($ 0)	($ 0)	($ 142,819)
Plus: The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$ 0	$ 0	$ 0	$ 0
Average Compensation Actually Paid to the non-PEO named executive officers for the covered year	($ 4,371,049)	$ 11,629,863	$ 1,373,563	$ 302,605

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2023 Tabular List

In our assessment, the most important performance measures used to link compensation actually paid (as calculated in accordance with SEC rules) to Company performance are listed in the table below, in no particular order:

Most Important Financial Measures Used to Link Compensation Actually Paid to Company Performance

Upstream Production
Stock Price Appreciation (TSR)
Cash Balance
Achievement of FID
Net Income
Gross Revenue

Total Shareholder Return Amount	$ 10	23	42	18
Peer Group Total Shareholder Return Amount	126	125	104	81
Net Income (Loss)	$ (166,177,000)	$ (49,810,000)	$ (114,738,000)	$ (210,696,000)
Company Selected Measure Amount | MMcf / Day	198.6	129.7	39.2	46.2
PEO Name	Mr. Simões
Measure:: 1
Pay vs Performance Disclosure
Name	Upstream Production
Non-GAAP Measure Description
(6)	“Upstream Production” is the Company’s annual natural gas production (reported in million cubic feet per day) as reported in the Company’s Form 10-K for fiscal years 2020, 2021, 2022, and 2023, as applicable.

Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price Appreciation (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Balance
Measure:: 4
Pay vs Performance Disclosure
Name	Achievement of FID
Measure:: 5
Pay vs Performance Disclosure
Name	Net Income
Measure:: 6
Pay vs Performance Disclosure
Name	Gross Revenue
Simoes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,176,362	$ 4,393,840	$ 8,411,925	$ 2,900,746
PEO Actually Paid Compensation Amount	(672,438)	1,593,840	12,054,325	2,744,502
Gentle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,232,757
PEO Actually Paid Compensation Amount				(17,453,467)
PEO | Simoes [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(2,221,200)
PEO | Simoes [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	2,560,000
PEO | Simoes [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,848,800)	(2,800,000)	3,600,000	(240,000)
PEO | Simoes [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Simoes [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	42,400	(255,044)
PEO | Simoes [Member] | Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Simoes [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Gentle [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Gentle [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Gentle [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(19,500,000)
PEO | Gentle [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Gentle [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(186,224)
PEO | Gentle [Member] | Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Gentle [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,400)	(137,329)	0	(1,664,319)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,448	73,476	0	1,644,971
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(345,992)	(1,517,545)	3,373,761	(6,565,870)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,800	0	0	69,465
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,000)	(408,333)	948,160	(49,422)
Non-PEO NEO | Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,819)	0	0	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0